Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Absolute Return Multi-Strategy Fund
Supplement Text	ck0001469192_Supplement

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

Supplement dated May 18, 2016 (“Supplement”) to the

Prospectus, dated June 18, 2015

1.	The following sentence is added to the end of the first paragraph of the section entitled “Principal Investment Strategies” :

Generally, a complete market cycle is deemed to be a period of material increase in the financial and economic markets (a bull market) and a period of material decline in the financial and economic markets (a bear market).

2.	The first sentence of the second paragraph of the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The Fund may invest in a broad range of asset classes and instruments, pursuant to its various strategies, including, but not limited to, equity securities, depositary receipts, fixed-income instruments, commodities, currencies, mortgage-backed and asset-backed securities, and convertible securities.

3.	The fourth paragraph of the section entitled “Principal Investment Strategies – Investment Process” is

deleted and replaced with the following:

The Fund currently pursues the following principal investment strategies:

4.

The first sentence of the paragraph entitled “Master Limited Partnerships (“MLPs”) and Other Energy Companies” in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

This strategy seeks to deliver both high current income and total return by investing in a portfolio of domestic and foreign publicly traded partnerships and/or other issuers (including U.S. and Canadian royalty trusts and Canadian energy companies) engaged in the transportation, storage, processing, refining, marketing, exploration, production or mining of crude oil, natural gas, natural gas liquids, minerals or other natural resources (“Energy Companies”).

5.

The third sentence of the paragraph entitled “Credit Long/Short or Non-Traditional Fixed-Income” in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The strategy may also invest in credit derivatives, including credit default swaps, options and indices.

6.	The paragraph immediately before the Subadvisor/Strategy table in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The Manager may allocate the Fund’s assets among the following Subadvisors:

7.	The risk factor entitled “Market Changes Risk” is deleted and replaced with the following:

Market Changes Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

8.	The risk factor entitled “Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective if a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

9.	The section entitled “Principal Risks” is amended by adding the following:

Selection Risk: The investments selected by the Fund’s Manager and Subadvisors may underperform the market or other investments.

10.	The last paragraph in the risk factor entitled “Short Selling Risk” is deleted.

11.	The first two paragraphs of the risk factor entitled “Debt or Fixed-Income Securities Risk” are deleted and replaced with the following:

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for the Fund to sell its fixed-income or debt holdings at a time when a Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings.

12.	The first sentence in the risk factor entitled “High-Yield Securities Risk” is deleted and replaced with the following:

Investments in high-yield securities or non-investment grade securities (commonly referred to as “junk bonds”) are considered speculative because they present a greater risk of loss than higher quality securities.

13.	The risk factor entitled “Derivatives Risk” is deleted and replaced with the following:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund.

Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

14.	The risk factor entitled “Tax Risk” is amended by adding the following as the third paragraph:

Among the requirements the Fund must satisfy in order to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying gross income, which is described in greater detail in the Fund’s Statement of Additional Information. Gross income from commodities and certain commodity-linked derivative instruments generally will not be considered qualifying gross income of a RIC. The Fund’s investment in the Cayman Subsidiary is intended to provide the Fund with exposure to the commodity markets within the limitations prescribed in Subchapter M of the Internal Revenue Code.

15.	The risk factor entitled “Liquidity and Valuation Risk” is deleted and replaced with the following:

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

16.	The first sentence of the risk factor entitled “Master Limited Partnerships (“MLPs”) and Other Natural Resources Sector Companies Risk” is deleted and replaced with the following:

The Fund may invest in the natural resources sector, with an emphasis on securities issued by MLPs.

17.	The last sentence of the risk factor entitled “Sub-Sector Specific Risk” is deleted.

18.	The risk factor entitled “Quantitative or Model Risk” is amended by adding the following:

The quantitative model used by a Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain errors in construction and implementation that may adversely affect the Fund’s performance. In addition, the Fund’s performance will reflect, in part, a Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
1.	The following sentence is added to the end of the first paragraph of the section entitled “Principal Investment Strategies” :

Generally, a complete market cycle is deemed to be a period of material increase in the financial and economic markets (a bull market) and a period of material decline in the financial and economic markets (a bear market).

2.	The first sentence of the second paragraph of the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The Fund may invest in a broad range of asset classes and instruments, pursuant to its various strategies, including, but not limited to, equity securities, depositary receipts, fixed-income instruments, commodities, currencies, mortgage-backed and asset-backed securities, and convertible securities.

3.	The fourth paragraph of the section entitled “Principal Investment Strategies – Investment Process” is

deleted and replaced with the following:

The Fund currently pursues the following principal investment strategies:

4.

The first sentence of the paragraph entitled “Master Limited Partnerships (“MLPs”) and Other Energy Companies” in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

This strategy seeks to deliver both high current income and total return by investing in a portfolio of domestic and foreign publicly traded partnerships and/or other issuers (including U.S. and Canadian royalty trusts and Canadian energy companies) engaged in the transportation, storage, processing, refining, marketing, exploration, production or mining of crude oil, natural gas, natural gas liquids, minerals or other natural resources (“Energy Companies”).

5.

The third sentence of the paragraph entitled “Credit Long/Short or Non-Traditional Fixed-Income” in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The strategy may also invest in credit derivatives, including credit default swaps, options and indices.

6.	The paragraph immediately before the Subadvisor/Strategy table in the section entitled “Principal Investment Strategies – Investment Process” is deleted and replaced with the following:

The Manager may allocate the Fund’s assets among the following Subadvisors:

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
7.	The risk factor entitled “Market Changes Risk” is deleted and replaced with the following:

Market Changes Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

8.	The risk factor entitled “Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective if a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

9.	The section entitled “Principal Risks” is amended by adding the following:

Selection Risk: The investments selected by the Fund’s Manager and Subadvisors may underperform the market or other investments.

10.	The last paragraph in the risk factor entitled “Short Selling Risk” is deleted.

11.	The first two paragraphs of the risk factor entitled “Debt or Fixed-Income Securities Risk” are deleted and replaced with the following:

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for the Fund to sell its fixed-income or debt holdings at a time when a Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings.

12.	The first sentence in the risk factor entitled “High-Yield Securities Risk” is deleted and replaced with the following:

Investments in high-yield securities or non-investment grade securities (commonly referred to as “junk bonds”) are considered speculative because they present a greater risk of loss than higher quality securities.

13.	The risk factor entitled “Derivatives Risk” is deleted and replaced with the following:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund.

Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

14.	The risk factor entitled “Tax Risk” is amended by adding the following as the third paragraph:

Among the requirements the Fund must satisfy in order to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying gross income, which is described in greater detail in the Fund’s Statement of Additional Information. Gross income from commodities and certain commodity-linked derivative instruments generally will not be considered qualifying gross income of a RIC. The Fund’s investment in the Cayman Subsidiary is intended to provide the Fund with exposure to the commodity markets within the limitations prescribed in Subchapter M of the Internal Revenue Code.

15.	The risk factor entitled “Liquidity and Valuation Risk” is deleted and replaced with the following:

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

16.	The first sentence of the risk factor entitled “Master Limited Partnerships (“MLPs”) and Other Natural Resources Sector Companies Risk” is deleted and replaced with the following:

The Fund may invest in the natural resources sector, with an emphasis on securities issued by MLPs.

17.	The last sentence of the risk factor entitled “Sub-Sector Specific Risk” is deleted.

18.	The risk factor entitled “Quantitative or Model Risk” is amended by adding the following:

The quantitative model used by a Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain errors in construction and implementation that may adversely affect the Fund’s performance. In addition, the Fund’s performance will reflect, in part, a Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Supplement Closing	ck0001469192_SupplementClosing	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.